Derivative Instruments and Hedging Activities	6 Months Ended
Jun. 30, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities
7.	Derivative Instruments and Hedging Activities

The Partnership uses derivatives to manage certain risks in accordance with its overall risk management policies.

Foreign Exchange Risk

The Partnership economically hedges portions of its forecasted expenditures denominated in foreign currencies with foreign currency forward contracts. The Partnership has not designated, for accounting purposes, any of the foreign currency forward contracts held during the six months ended June 30, 2015 as cash flow hedges.

As at June 30, 2015, the Partnership was committed to the following foreign currency forward contracts:

	Contract Amount	Fair Value / Carrying
	in Foreign	Amount of Asset (Liability)	Average	Expected Maturity
	Currency	(in thousands of U.S. Dollars)	Forward	2015	2016	2017
	(thousands)	Non-hedge	Rate (1)	(in thousands of U.S. Dollars)
Norwegian Kroner	608,500	(9,610)	7.01	35,217	46,632	4,905
Euro	23,137	(593)	0.88	24,011	2,413	—
Singapore Dollar	22,442	53	1.35	—	16,537	—

		(10,150)

(1)	Average forward rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

In connection with its issuance of NOK bonds, the Partnership has entered into cross currency swaps pursuant to which it receives the principal amount in NOK on the maturity date of the swap, in exchange for payment of a fixed U.S. Dollar amount. In addition, the cross currency swaps exchange a receipt of floating interest in NOK based on NIBOR plus a margin for a payment of U.S. Dollar fixed interest. The purpose of the cross currency swaps is to economically hedge the foreign currency exposure on the payment of interest and principal at maturity of the Partnership’s NOK bonds due from 2016 through 2019. In addition, the cross currency swaps due from 2016 through 2019 economically hedge the interest rate exposure on the NOK bonds due from 2016 through 2019. The Partnership has not designated, for accounting purposes, these cross currency swaps as cash flow hedges of its NOK bonds due from 2016 through 2019. As at June 30, 2015, the Partnership was committed to the following cross currency swaps:

					Fair Value /	Remaining Term (years)
Notional Amount	Principal Amount	Floating Rate Receivable		Fixed Rate Payable	Carrying Amount of
NOK	USD	Reference Rate	Margin		Asset (Liability)
(thousands)	(thousands)				$
600,000	101,351	NIBOR	5.75%	7.49%	(28,252)	1.6
500,000	89,710	NIBOR	4.00%	4.94%	(26,776)	0.6
800,000	143,536	NIBOR	4.75%	6.07%	(44,925)	2.6
1,000,000	162,200	NIBOR	4.25%	6.42%	(40,604)	3.6

					(140,557)

Interest Rate Risk

The Partnership enters into interest rate swaps, which exchange a receipt of floating interest for a payment of fixed interest to reduce the Partnership’s exposure to interest rate variability on its outstanding floating-rate debt. The Partnership has not designated, for accounting purposes, its interest rate swaps as cash flow hedges of its U.S. Dollar LIBOR-denominated borrowings.

As at June 30, 2015, the Partnership was committed to the following interest rate swap agreements:

	Interest Rate Index	Notional Amount $	Fair Value / Carrying Amount of Asset (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%) (1)
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	600,000	(142,385)	10.3	4.8
U.S. Dollar-denominated interest rate swaps (3)	LIBOR	879,709	(42,431)	5.9	2.5
U.S. Dollar-denominated interest rate swaps (4)	LIBOR	180,000	(9,436)	0.1	3.4

		1,659,709	(194,252)

(1)	Excludes the margin the Partnership pays on its variable-rate debt, which as at June 30, 2015, ranged between 0.30% and 3.25%
(2)	Notional amount remains constant over the term of the swap.
(3)	Principal amount reduces quarterly or semi-annually.
(4)

The interest rate swap is being used to economically hedge expected interest payments on new debt that is planned to be outstanding from 2016 to 2028. The interest rate swap is subject to mandatory early termination in July 2015 whereby the swap will be settled based on its fair value at that time. Subsequent to June 30, 2015, $90.0 million of this interest rate swap was terminated in July 2015 and the remaining $90.0 million was rolled over until August 21, 2015.

As at June 30, 2015, the Partnership had multiple interest rate swaps and cross currency swaps governed by the same master agreement. Each of these master agreements provides for the net settlement of all swaps subject to that master agreement through a single payment in the event of default or termination of any one swap. The fair value of these interest rate swaps are presented on a gross basis in the Partnership’s consolidated balance sheets. As at June 30, 2015, these interest rate swaps and cross currency swaps had an aggregate fair value liability amount of $304.0 million. As at June 30, 2015, the Partnership had $31.6 million on deposit with the relevant counterparties as security for swap liabilities under certain master agreements. The deposit is presented in restricted cash and restricted cash - long-term on the consolidated balance sheets.

Tabular disclosure

The following table presents the location and fair value amounts of the assets (liabilities) of the Partnership’s derivative instruments, segregated by type of contract, on the Partnership’s balance sheets.

	Derivative Assets $	Accrued Liabilities $	Current Portion of Derivative Liabilities $	Derivative Liabilities $
As at June 30, 2015
Foreign currency contracts	430	—	(9,067)	(1,513)
Cross currency swaps	—	(1,483)	(33,648)	(105,426)
Interest rate swaps	4,810	(5,920)	(63,873)	(129,269)

	5,240	(7,403)	(106,588)	(236,208)

As at December 31, 2014
Foreign currency contracts	—	—	(8,490)	(2,778)
Cross currency swaps	—	(1,105)	(6,496)	(112,902)
Interest rate swaps	4,660	(8,742)	(70,332)	(142,074)

	4,660	(9,847)	(85,318)	(257,754)

Realized and unrealized gains (losses) of interest rate swaps and foreign currency forward contracts that are not designated for accounting purposes as cash flow hedges are recognized in earnings and reported in realized and unrealized gains (losses) on derivative instruments in the consolidated statements of income (loss). The effect of the losses on these derivatives on the consolidated statements of income (loss) is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2015 $	2014 $	2015 $	2014 $
Realized (losses) gains relating to:
Interest rate swaps	(11,775)	(13,997)	(24,073)	(28,060)
Foreign currency forward contracts	(2,571)	196	(5,824)	(302)

	(14,346)	(13,801)	(29,897)	(28,362)

Unrealized gains (losses) relating to:
Interest rate swaps	50,415	(22,985)	19,414	(47,093)
Foreign currency forward contracts	6,213	(1,358)	1,117	679

	56,628	(24,343)	20,531	(46,414)

Total realized and unrealized gains (losses) on derivative instruments	42,282	(38,144)	(9,366)	(74,776)

Realized and unrealized gains (losses) of the cross currency swaps are recognized in earnings and reported in foreign currency exchange gain (loss) in the consolidated statements of income (loss). The effect of the gain (loss) on cross currency swaps on the consolidated statements of income (loss) is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2015 $	2014 $	2015 $	2014 $
Realized losses	(1,953)	(38)	(4,333)	(22)
Unrealized gains (losses)	12,525	(14,267)	(19,676)	(6,692)

Total realized and unrealized gains (losses) on currency swaps	10,572	(14,305)	(24,009)	(6,714)

The Partnership is exposed to credit loss in the event of non-performance by the counterparties, all of which are financial institutions, to the foreign currency forward contracts and the interest rate swap agreements. In order to minimize counterparty risk, the Partnership only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transactions. In addition, to the extent possible and practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.